CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Series B Preferred Stock	Series C Preferred Stock	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Shares at Sep. 30, 2014	526,080		135,850,068
Beginning Balance - Amount at Sep. 30, 2014	$ 5		$ 1,359	$ 184,223	$ (184,002)	$ 1,585
Exercise of warrants, Shares			80,000
Exercise of warrants, Amount				20		20
Stock-based compensation				164		164
Issuance of warrants to consultants				14		14
Net loss					(2,628)	(2,628)
Ending Balance, Shares at Sep. 30, 2015	526,080		135,930,068
Ending Balance, Amount at Sep. 30, 2015	$ 5		$ 1,359	184,421	(186,630)	(845)
Stock-based compensation				141		141
Common stock sales, net of issuance costs, Shares			10,215,275
Common stock sales, net of issuance costs, Amount			$ 102	1,903		2,005
Preferred stock sales, net of issuance costs, Shares		4,500
Preferred stock sales, net of issuance costs, Amount		$ 0		4,165		4,165
Note payable conversion, shares			5,414,402
Note payable conversion, amount			$ 54	1,233	0	1,287
Conversion of Series B Preferred to common stock, Shares	(526,080)		526,080
Conversion of Series B Preferred to common stock, Amount	$ (5)		$ 5
Net loss					(3,558)	(3,558)
Ending Balance, Shares at Sep. 30, 2016	0	4,500	152,085,825
Ending Balance, Amount at Sep. 30, 2016	$ 0	$ 0	$ 1,520	$ 191,863	$ (190,188)	$ 3,195